INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

NOTE 10 - INTANGIBLE ASSETS

The following table summarizes the continuity of intangible assets as at December 31, 2022 and 2021:

	Trademarks	Patient relationships	Total
	$	$	$
Cost
Balance, December 31, 2020	-	-	-
Additions	3,250,000	414,000	3,664,000
Balance, December 31, 2022 and 2021	3,250,000	414,000	3,664,000

Accumulated depreciation
Balance, December 31, 2020	-	-	-
Amortization	94,792	27,600	122,392
Balance, December 31, 2021	94,792	27,600	122,392
Amortization	325,000	82,800	407,800
Balance, December 31, 2022	419,792	110,400	530,192

Carrying value
Balance, December 31, 2021	3,155,208	386,400	3,541,608
Balance, December 31, 2022	2,830,208	303,600	3,133,808

During the year ended December 31, 2021, the Company acquired a total of $3,250,000 in Trademarks (Note 5). These Trademarks have a useful life of 10 years and are measured at cost less accumulated amortization and impairment losses. These Trademarks are amortized on a straight-line basis over their estimated useful lives. Useful lives, residual values, and amortization methods for intangible assets with finite useful lives are reviewed at least annually.

On October 3, 2022, the Company terminated the license agreement with the previous Trademark licensee who had sole use of the Trademarks acquired pursuant to the Phyto BrandCo acquisition (Note 5). As a result, the Company now retains all rights to the Trademarks and will begin selling the related cannabis consumer packaged goods directly to provincial distributors and retailers. During the year ended December 31, 2022, the Company recorded a $1,542,492 loss on the termination of the license agreement. (Note 23)

During the year ended December 31, 2021, the Company acquired a total of $414,000 in Patient Relationships (Note 4). These relationships have a useful life of 5 years and are measured at cost less accumulated amortization and impairment losses. These relationships are amortized on a straight-line basis over their estimated useful lives. Useful lives, residual values, and amortization methods for intangible assets with finite useful lives are reviewed at least annually.